Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Recorded investment
Recorded investment, with a specific allowance	SFr 1,470	SFr 1,676
Recorded investment, without specific allowance	722	434
Gross impaired loans	2,192	2,110
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,378	1,581
Unpaid principal balance, without specific allowance	722	434
Unpaid principal balance	2,100	2,015
Associated specific allowance	608	654
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	941	1,131
Recorded investment, without specific allowance	574	347
Gross impaired loans	1,515	1,478
Unpaid principal balance
Unpaid principal balance, with a specific allowance	899	1,085
Unpaid principal balance, without specific allowance	574	347
Unpaid principal balance	1,473	1,432
Associated specific allowance	462	475
Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	82	86
Recorded investment, without specific allowance	40	10
Gross impaired loans	122	96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	73	79
Unpaid principal balance, without specific allowance	40	10
Associated specific allowance	10	11
Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	773	997
Recorded investment, without specific allowance	534	337
Gross impaired loans	1,307	1,334
Unpaid principal balance
Unpaid principal balance, with a specific allowance	742	959
Unpaid principal balance, without specific allowance	534	337
Associated specific allowance	401	427
Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	86	47
Gross impaired loans	86	47
Unpaid principal balance
Unpaid principal balance, with a specific allowance	84	46
Associated specific allowance	51	37
Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	1
Gross impaired loans		1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	1
Associated specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	529	545
Recorded investment, without specific allowance	148	87
Gross impaired loans	677	632
Unpaid principal balance
Unpaid principal balance, with a specific allowance	479	496
Unpaid principal balance, without specific allowance	148	87
Unpaid principal balance	627	583
Associated specific allowance	146	179
Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	278	254
Recorded investment, without specific allowance	144	78
Gross impaired loans	422	332
Unpaid principal balance
Unpaid principal balance, with a specific allowance	262	239
Unpaid principal balance, without specific allowance	144	78
Associated specific allowance	21	36
Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	77	111
Recorded investment, without specific allowance	1	3
Gross impaired loans	78	114
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63	97
Unpaid principal balance, without specific allowance	1	3
Associated specific allowance	35	49
Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	174	180
Recorded investment, without specific allowance	3	6
Gross impaired loans	177	186
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	160
Unpaid principal balance, without specific allowance	3	6
Associated specific allowance	90	94
Bank
Recorded investment
Recorded investment, with a specific allowance	1,458	1,663
Recorded investment, without specific allowance	722	434
Gross impaired loans	2,180	2,097
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,366	1,569
Unpaid principal balance, without specific allowance	722	434
Unpaid principal balance	2,088	2,003
Associated specific allowance	607	653
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	929	1,118
Recorded investment, without specific allowance	574	347
Gross impaired loans	1,503	1,465
Unpaid principal balance
Unpaid principal balance, with a specific allowance	887	1,073
Unpaid principal balance, without specific allowance	574	347
Unpaid principal balance	1,461	1,420
Associated specific allowance	461	474
Bank | Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	82	86
Recorded investment, without specific allowance	40	10
Gross impaired loans	122	96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	73	79
Unpaid principal balance, without specific allowance	40	10
Associated specific allowance	10	11
Bank | Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	761	984
Recorded investment, without specific allowance	534	337
Gross impaired loans	1,295	1,321
Unpaid principal balance
Unpaid principal balance, with a specific allowance	730	947
Unpaid principal balance, without specific allowance	534	337
Associated specific allowance	400	426
Bank | Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	86	47
Gross impaired loans	86	47
Unpaid principal balance
Unpaid principal balance, with a specific allowance	84	46
Associated specific allowance	51	37
Bank | Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0	1
Gross impaired loans		1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0	1
Associated specific allowance	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	529	545
Recorded investment, without specific allowance	148	87
Gross impaired loans	677	632
Unpaid principal balance
Unpaid principal balance, with a specific allowance	479	496
Unpaid principal balance, without specific allowance	148	87
Unpaid principal balance	627	583
Associated specific allowance	146	179
Bank | Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	278	254
Recorded investment, without specific allowance	144	78
Gross impaired loans	422	332
Unpaid principal balance
Unpaid principal balance, with a specific allowance	262	239
Unpaid principal balance, without specific allowance	144	78
Associated specific allowance	21	36
Bank | Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	77	111
Recorded investment, without specific allowance	1	3
Gross impaired loans	78	114
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63	97
Unpaid principal balance, without specific allowance	1	3
Associated specific allowance	35	49
Bank | Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	174	180
Recorded investment, without specific allowance	3	6
Gross impaired loans	177	186
Unpaid principal balance
Unpaid principal balance, with a specific allowance	154	160
Unpaid principal balance, without specific allowance	3	6
Associated specific allowance	SFr 90	SFr 94